Consolidated Statements of Comprehensive Income/(Loss) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenue	[1]	$ 1,499.2	$ 1,234.3	$ 1,187.8
Cost of sales, excluding depreciation and amortization	[1]	(731.8)	(558.0)	(488.2)
Depreciation and amortization	[1]	(181.4)	(450.3)	(170.1)
Selling, general and administrative expenses	[1]	(289.5)	(270.2)	(277.1)
Research and development expenses	[1]	(53.3)	(54.4)	(51.2)
Restructuring benefit (expenses)	[1],[2]	0.6	(2.5)	(13.4)
Operating profit (loss)	[1]	243.8	(101.2)	187.8
Interest expense	[1]	(107.2)	(144.5)	(148.9)
Other income (expense), net	[1]	(52.4)	20.6	23.5
Income (loss) before income taxes	[1]	84.1	(225.1)	62.4
Income tax expense	[1]	(76.6)	(64.3)	(54.8)
Consolidated net income (loss)	[1]	$ 7.5	$ (289.4)	$ 7.6
Earnings per share
Basic earnings (loss) per share	[1]	$ (0.04)	$ (4.64)	$ (1.23)
Diluted earnings (loss) per share	[1]	$ (0.04)	$ (4.64)	$ (1.23)

[1]	The notes are an integral part of these consolidated financial statements.
[2]	Eliminates charges resulting from restructuring activities principally from the Group’s cost reduction efforts.